SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Geographical Areas And Products [Abstract]
Schedule of geographic location and revenues
The following table presents geographic information about revenue attributed to countries based on the location of external customers for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Revenue
Canada	78,325	54,574	53,035
Germany	18,248	16,299	14,793
United States	714,330	670,619	671,187
Other	87,223	67,309	42,892
Total revenue	898,126	808,801	781,907

The following table presents geographic information about long-lived assets by country based on the location of the assets for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Property, plant and equipment
Canada	32,572	14,163
India	26,099	10,858
Portugal	16,810	15,652
United States	238,039	192,805
Total property, plant and equipment	313,520	233,478
Goodwill
Canada	6,805	—
India	24,452	23,365
United States	10,433	7,476
Total goodwill	41,690	30,841
Intangible assets
Canada	10,012	19
India	21,904	22,965
United States	15,394	11,059
Other	8	7
Total intangible assets	47,318	34,050
Other assets
Canada	1,331	72
United States	5,542	3,281
Other	125	27
Total other assets	6,998	3,380

Schedule of revenue by product line
The following table presents revenue information based on revenues for the following product categories and their complementary packaging systems for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Revenue
Tape	606,302	538,525	529,524
Film	166,972	154,145	128,361
Woven coated fabrics	115,538	106,720	117,881
Other	9,314	9,411	6,141
	898,126	808,801	781,907